Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Summary of Fair Values of Assets Acquired and Liabilities Assumed
The final estimated fair values of assets acquired and liabilities assumed as of November 30, 2018, are as follows:

(Millions of dollars)	Acquisition Date	Measurement Period Adjustments	Revised Acquisition Date
Cash and cash equivalents	$3.9	$—	$3.9
Accounts receivable	32.8	(0.5)	32.3
Revenue earned on contracts in progress in excess of billings	21.6	0.9	22.5
Prepaid expenses and other current assets	1.1	0.1	1.2
Property and equipment	89.4	(1.0)	88.4
Intangible assets	89.3	—	89.3
Goodwill	188.5	(21.2)	167.3
Total assets acquired	426.6	(21.7)	404.9

Accounts payable	8.0	—	8.0
Accrued liabilities	6.9	1.5	8.4
Deferred compensation and related accrued taxes	3.4	—	3.4
Redeemable noncontrolling interest	81.7	—	81.7
Total liabilities assumed and noncontrolling interest	100.0	1.5	101.5
Net assets acquired	$326.6	$(23.2)	$303.4

Schedule of Pro Forma Consolidated Financial Information
The unaudited pro forma consolidated financial information for fiscal 2018 and fiscal 2017 (assuming the acquisition of Linetec occurred as of the beginning fiscal 2017) was as follows:

	Year Ended December 31,
(In thousands of dollars, except per share amounts)	2018	2017
Total operating revenues	$3,037,209	$2,626,721
Net income attributable to Southwest Gas Holdings, Inc.	$187,642	$192,368
Basic earnings per share	$3.80	$4.01
Diluted earnings per share	$3.79	$4.01

Schedule of Statements of Income Operations
Actual results from Linetec operations, excluding transaction costs incurred by Centuri, included in the Consolidated Statements of Income since the date of acquisition are as follows:

	Year Ended December 31,
(Thousands of dollars)	2019	2018
Utility infrastructure services revenues	$236,099	$14,119
Net income attributable to Southwest Gas Holdings, Inc.	10,844	690